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                          JPMORGAN FIXED INCOME FUNDS
                         JPMORGAN ENHANCED INCOME FUND
                      SUPPLEMENT DATED SEPTEMBER 28, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

INSTITUTIONAL SHARES OF THE FUND WILL NOT BE OFFERED UNTIL FURTHER NOTICE.

                                                                    SUP-FII-1001